Retirement benefit obligations - Schedule of Change in Fair Value of Scheme Assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in the fair value of scheme assets
At 1 January	£ 3,488
At 31 December	2,906	£ 3,488
Fair value of scheme assets
Changes in the fair value of scheme assets
At 1 January	33,733	32,697
Return on plan assets	(3,712)	(318)
Interest income	1,551	1,602
Employer contributions	172	1,342
Benefits paid	(1,638)	(1,544)
Settlements	(1)	0
Administrative costs paid	(33)	(35)
Exchange and other adjustments	(9)	(11)
At 31 December	£ 30,063	£ 33,733